Fair Value of Warrants - Summary of Assumptions Used in Computing Fair Value of Derivative Warrants (Details)	Jun. 30, 2020 $ / shares		Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Class of Warrant or Right [Line Items]
Exercise price (usd per share)	$ 104.18	[1]		$ 104.18	[2]
2016 Offerings [Member] | Exercise Price [Member]
Class of Warrant or Right [Line Items]
Exercise price (usd per share)	$ 67.50		$ 67.50	$ 67.50
2016 Offerings [Member] | Expected Life (Years) [Member]
Class of Warrant or Right [Line Items]
Expected life (years)	1 year 6 months 29 days		2 years 29 days	3 years 29 days
2016 Offerings [Member] | Expected Volatility [Member]
Class of Warrant or Right [Line Items]
Measurement input assumption (as a percent)	157.09		150.69	100.51
2016 Offerings [Member] | Risk-free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Measurement input assumption (as a percent)	0.16		1.58	2.46
2016 Offerings [Member] | Expected Dividend Yield [Member]
Class of Warrant or Right [Line Items]
Measurement input assumption (as a percent)	0.00		0.00	0.00

[1]	Weighted-average exercise prices are as of June 30, 2020.
[2]	Weighted average exercise prices are as of December 31, 2019.